Non-Controlling Interest	12 Months Ended
Jun. 30, 2022
Non-Controlling Interest [Abstract]
NON-CONTROLLING INTEREST

13. NON-CONTROLLING INTEREST

Qinghai Found
Balance, July 1, 2020	$(41,370)
Share of net loss	(7,934)
Share of other comprehensive income	45,714
Balance, June 30, 2021	$(3,590)
Share of net loss	(50,783)
Share of other comprehensive loss	(16,826)
Balance, June 30, 2022	$(71,199)

As at June 30, 2022 and June 30, 2021, the non-controlling interest in the Company’s subsidiary Qinghai Found was 18%.